united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/19

Item 1. Reports to Stockholders.

Semi-Annual Report
April 30, 2019

Recurrent MLP & Infrastructure Fund
Class I Shares (RMLPX)

1-833-RECURRENT
(1-833-732-8773)
www.recurrentadvisors.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.recurrentadvisors.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Recurrent MLP & Infrastructure Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2019

The Fund’s performance figures* for the periods ended April 30, 2019, compared to its benchmarks:

	Six Months	One Year	Since Inception (a)
Recurrent MLP & Infrastructure Fund - Class I	9.51%	6.35%	4.06%
Alerian MLP Index **	3.61%	5.08%	1.91%

(a)	Inception date is November 2, 2017.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent the advisor fee waiver. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Advisor has contractually agreed to waive fees and/or reimburse expenses to the Fund until at least March 1, 2020 but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.25% for Class I shares, per the most recent prospectus dated February 28, 2019. The Fund’s estimated total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 7.39% for Class I per the Fund’s Prospectus dated February 28, 2019. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver, or the expense limitation at the time of the reimbursement, and the repayment is approved by the Board of Trustees. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	The Alerian MLP Index is a float-adjusted, capitalization-weighted index, whose constituents represent approximately 85% of total float-adjusted market capitalization. This index provides a comprehensive benchmark for investors to track the performance of the energy MLP sector. Investors cannot invest directly in an index.

Holdings by type of investment	% of Net Assets
Common Stocks	66.8%
MLP & MLP Related Securities	31.9%
Short-Term Investment	1.0%
Other Assets Less Liabilities	0.3%
100.0%

Please refer to the Portfolio of Investments that follows in this semi-annual report for a detail of the Fund’s holdings.

Recurrent MLP & Infrastructure Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares	Security	Fair Value
	COMMON STOCKS - 66.8%
	INVESTMENT COMPANIES - 3.1%
190,510	Altus Midstream Co. *	$962,076

	OIL & GAS - 10.3%
127,356	Cenovus Energy, Inc.	1,262,098
32,364	Marathon Petroleum Corp.	1,969,997
		3,232,095
	OIL & GAS SERVICES - 5.9%
185,410	Archrock, Inc.	1,874,495

	PIPELINES - 47.5%
23,293	Altagas Ltd.	308,392
23,477	Cheniere Energy, Inc. *	1,510,745
39,624	Enbridge, Inc.	1,463,711
90,141	EnLink Midstream LLC	1,053,748
98,775	Equitrans Midstream Corp.	2,057,483
26,205	Keyera Corp.	603,112
89,035	Kinder Morgan, Inc.	1,769,125
20,030	ONEOK, Inc.	1,360,638
95,167	Plains GP Holdings LP	2,245,941
27,890	Targa Recources Corp.	1,119,784
51,340	Williams Cos., Inc. (The)	1,454,462
		14,947,141

	TOTAL COMMON STOCKS (Cost - $19,437,676)	21,015,807

	MLP & MLP RELATED SECURITIES - 31.9%
	OIL & GAS - 8.6%
31,207	Sunoco LP	965,233
52,199	Viper Energy Partners LP	1,754,930
		2,720,163
	PIPELINES - 19.8%
39,509	Buckeye Partners LP	1,321,971
19,558	Crestwood Equity Partners LP	717,583
53,307	Enable Midstream Partners LP	742,034
154,444	Energy Transfer LP	2,335,193
23,321	Enterprise Products Partners LP	667,680
13,067	Noble Midstream Partners LP	449,897
		6,234,358
	TRANSPORTATION - 3.5%
86,933	Golar LNG Partners LP	1,098,833

	TOTAL MLP & MLP RELATED SECURITIES (Cost - $9,586,155)	10,053,354

	SHORT-TERM INVESTMENT - 1.0%
	MONEY MARKET FUND - 1.0%
313,994	Federated Government Obligations Fund - Institutional Class, 2.31% ^	313,994
	TOTAL SHORT-TERM INVESTMENT (Cost - $313,994)

	TOTAL INVESTMENTS - 99.7% (Cost - $29,337,825)	$31,383,155
	ASSETS LESS OTHER LIABILITIES - 0.3%	86,248
	NET ASSETS - 100.0%	$31,469,403

^	Money Market Fund; interest rate reflects effective yield on April 30, 2019.

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Recurrent MLP & Infrastructure Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2019

ASSETS
Investment securities:
At cost	$29,337,825
At fair value	$31,383,155
Cash	4,823
Receivable for Fund shares sold	55,150
Interest and dividends receivable	141,669
Prepaid expenses & other assets	26,157
TOTAL ASSETS	31,610,954

LIABILITIES
Advisory fees payable	12,025
Payable for Fund shares redeemed	92,000
Payable to related parties	8,382
Audit and tax fees	14,063
Trustees fees	1,056
Accrued expenses and other liabilities	14,025
TOTAL LIABILITIES	141,551
NET ASSETS	$31,469,403

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$30,075,715
Accumulated earnings	1,393,688
NET ASSETS	$31,469,403

Net Asset Value Per Share:
Class I Shares:
Net Assets	$31,469,403
Shares of beneficial interest outstanding
($0 par value, unlimited shares authorized)	1,637,825
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$19.21

The accompanying notes are an integral part of these financial statements.

Recurrent MLP & Infrastructure Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2019

INVESTMENT INCOME
Dividends (Foreign taxes withheld: $3,814)	$600,423
Interest	8,042
TOTAL INVESTMENT INCOME	608,465

EXPENSES
Investment advisory fees	89,923
Administrative services fees	32,232
Audit and tax fees	14,977
Legal fees	19,917
Transfer agent fees	19,423
Chief compliance officer fees	16,199
Trustees fees and expenses	5,951
Registration fees	4,885
Printing and postage expenses	3,968
Custodian fees	3,719
Insurance fees	2,232
Other expenses	1,240
TOTAL EXPENSES	214,666
Less: Fees waived by the Advisor	(88,976)
NET EXPENSES	125,690
NET INVESTMENT INCOME	482,775

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(274,861)

Net change in unrealized appreciation/(depreciation) on:
Investments	2,689,250
Foreign currency translations	(34)
Total unrealized appreciation	2,689,216

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,414,355

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,897,130

The accompanying notes are an integral part of these financial statements.

Recurrent MLP & Infrastructure Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	April 30, 2019	October 31,
	(Unaudited)	2018 (a)
FROM OPERATIONS
Net investment income	$482,775	$179,646
Net realized loss on investments	(274,861)	(143,089)
Net change in unrealized appreciation/(depreciation) on investments	2,689,216	(643,920)
Net increase/(decrease) in net assets resulting from operations	2,897,130	(607,363)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(896,079)	—
Return of capital	—	(312,200)
Net decrease in net assets from distributions to shareholders	(896,079)	(312,200)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	22,566,805	10,161,046
Net asset value of shares issued in reinvestment of distributions:	444,874	284,477
Payments for shares redeemed:	(2,134,368)	(934,919)
Net increase in net assets from shares of beneficial interest	20,877,311	9,510,604

TOTAL INCREASE IN NET ASSETS	22,878,362	8,591,041

NET ASSETS
Beginning of Period	8,591,041	—
End of Period	$31,469,403	$8,591,041

SHARE ACTIVITY
Shares Sold	1,262,103	507,580
Shares Reinvested	23,063	14,936
Shares Redeemed	(121,003)	(48,854)
Net increase in shares of beneficial interest outstanding	1,164,163	473,662

(a)	Recurrent MLP & Infrastructure Fund commenced operations on November 2, 2017.

The accompanying notes are an integral part of these financial statements.

Recurrent MLP & Infrastructure Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I (1)
	For the Six Months Ended	For the Period Ended
	April 30, 2019	October 31,
	(Unaudited)	2018
Net asset value, beginning of period	$19.44	$20.00
Activity from investment operations:
Net investment income (2)	0.46	0.97
Net realized and unrealized loss on investments (3)	(0.04)	(1.53)
Total from investment operations	0.42	(0.56)
Less distributions from:
Net investment income	(0.65)	—
Return of capital	—	(1.30)
Total distributions	(0.65)	(1.30)
Net asset value, end of period	$19.21	$19.44
Total return (4)	9.51%	(3.10)%
Net assets, at end of period (000’s)	$31,469	$8,591
Ratio of net expenses to average net assets (5)(6)(7)	1.25%	1.25%
Ratio of gross expenses to average net assets (5)(7)	2.13%	7.39%
Ratio of net investment income to average net assets (7)	4.80%	4.85%
Portfolio Turnover Rate (8)	28%	116%

(1)	The Recurrent MLP & Infrastructure Fund commenced operations on November 2, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Recurrent MLP & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2019

1.	ORGANIZATION

Recurrent MLP & Infrastructure Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund offers Class I shares. The Fund commenced investment operations for Class I shares on November 2, 2017. The Fund’s investment objective is to seek total return including substantial current income from a portfolio of MLP and energy infrastructure investments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Master Limited Partnerships (“MLPs”) – An MLP is an entity receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”) the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. For this purpose, mineral or natural resources activities include exploration, development, production, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide.

A typical MLP consists of a general partner and limited partners; however, some entities receiving partnership taxation treatment under the Code are established as limited liability companies (LLCs). The general partner of an MLP manages the partnership, has an ownership stake in the partnership and in some cases the general partners are eligible to receive an incentive distribution. The limited partners provide capital to the partnership, receive common units of the partnership, have a limited role in the operation and management of the partnership and are entitled to receive cash distributions with respect to their units. Currently, most MLPs operate in the energy, natural resources and real estate sectors. Due to their partnership structure, MLPs generally do not pay income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends).

Recurrent MLP & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2019

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Recurrent MLP & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$21,015,807	$—	$—	$21,015,807
MLP & MLP Related Securities	10,053,354	—	—	10,053,354
Short-Term Investment	313,994	—	—	313,994
Total Investments	$31,383,155	$—	$—	$31,383,155

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 3 securities during the six months ended April 30, 2019.

There were no transfers into or out of any Level during the reporting period. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Fund. Dividends from net realized capital gains are distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended April 30, 2019, the aggregate purchases and sales of investments (excluding short-term investments) were $25,927,271 and $5,728,501, respectively.

Recurrent MLP & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2019

Please refer to the Fund’s prospectus and statement of additional information (“SAI”) for a full listing of risks associated with the Fund’s investments. These and other risks are also discussed more fully in the Fund’s prospectus and SAI which include but are not limited to active trading risk, cash flow risk, concentration risk, cybersecurity risk, energy sector focus risk, energy infrastructure industry focus risks (including acquisition risk, catastrophic event risk, depletion risk, environmental and regulatory risk, interest rate risk, natural resources risk, supply and demand risk, and weather risk), equity risk, gap risk, geographic and sector risk, IPO risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, master limited partnership risk, MLP tax risk, non-diversification risk, and RIC qualification risk.

Concentration Risk – Because the Fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Equity Risk – The Fund is subject to equity risk. The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities are susceptible volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Each equity security and equity related investments generally have greater market price volatility than fixed income securities.

Market Risk – Overall securities market risk may affect the value of individual instruments in which a Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Master Limited Partnership Risk – An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments.

MLP Tax Risk – Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the MLP Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to a Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Recurrent Investment Advisors, LLC serves as the Fund’s investment advisor. Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.90%. Pursuant to the advisory agreement, the Fund accrued $89,923 in advisory fees for the six months ended April 30, 2019. As of April 30, 2019, the amount due to Advisor from the Fund was $12,025.

The Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2020 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.25% of average daily net assets attributable to Class I shares of the Fund. This agreement may be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are

Recurrent MLP & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2019

subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For the six months ended April 30, 2019, the Advisor waived $88,976 in fees and reimbursed expenses for the Fund.

Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

MLP & Infrastructure Fund
10/31/2021	$236,997

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Gemini Fund Services, LLC. The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. During the six months ended April 30, 2019, the Fund did not pay distribution related charges pursuant to the Plan.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
MLP Fund	$29,245,175	$2,564,053	$(426,073)	$2,137,980

Recurrent MLP & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2019

6.	INCOME TAXES

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate to net investment income/loss and realized and unrealized gain/loss on investments. The federal statutory income tax rate is currently 21%. During the period ended October 31, 2018, the MLP Fund is using a blended state income tax rate of 2.76%. The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate is as follows:

As of October 31, 2018
Income tax expense at statutory rate	$(127,546)

State income taxes (net of federal benefit)	(16,763)
Permanent Differences	(2,785)
Valuation Allowance	147,094
Net income tax expense	$—

The MLP Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ending October 31, 2018, the MLP Fund had no accrued penalties or interest.

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. Components of the MLP Fund’s deferred tax assets and liabilities are as follows:

As of October 31, 2018
Deferred tax assets:
Net operating loss carryforward	$9,304
Net capital loss carryforward	6,809
Net unrealized loss on investments	130,981
Valuation Allowance	(147,094)

Net Deferred Tax Asset / (Liability)	—

The MLP Fund’s components of current and deferred tax expense/(benefit) are as follows:

October 31, 2018	Current	Deferred	Total

Federal	$—	$(130,007)	$(130,007)

State (net of federal benefit)	—	(17,087)	(17,087)
Valuation allowance	—	147,094	147,094

Total tax expense	$—	$—	$—

Net operating loss carryforwards are available to offset future taxable income and can be carried forward indefinitely. For federal income tax purposes the MLP Fund has net operating loss carryforwards as follows:

Period-Ended	Amount	Expiration
October 31, 2018	$39,158	Indefinite

Recurrent MLP & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2019

Net capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards can be carried forward for 5 years and carried back for 3 years. For federal income tax purposes the Fund has net capital loss carryforwards as follows:

Period-Ended	Amount	Expiration
October 31, 2018	$28,658	October 31, 2023

The MLP Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Any capital losses that may be generated by the MLP Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the MLP Fund in those years. Net operating losses that may be generated by the MLP Fund are not eligible to be carried back and can be carried forward indefinitely to offset income generated by the MLP Fund in those years.

To the extent the MLP Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standards Codification (“ASC”) 740, Income Taxes (ASC 740) it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. The factors considered in assessing the MLP Fund’s valuation allowance include: the nature, frequency and severity of current and cumulative losses, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. From time to time, as new information becomes available, the MLP Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

Based upon the MLP Fund’s assessment, it has determined that is it “more likely than not” that its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the MLP Fund’s deferred tax assets. The MLP Fund will continue to assess the need for additional valuation allowance in the future. Significant increases in the fair value of its portfolio investments may change the MLP Fund’s assessment of the recoverability of these assets and may result in the removal of the valuation allowances against all or a portion of the MLP Fund’s gross deferred tax assets.

The MLP Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the MLP Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the MLP Fund. No U.S. federal or state income tax returns have yet been filed. Due to the nature of the MLP Fund’s investments, the MLP Fund may be required to file income tax returns in several states. The MLP Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of April 30, 2019, Pershing LLP and Charles Schwab & Co., Inc. held approximately 41% and 38% of the voting securities of the Fund, respectively.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

Recurrent MLP & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2019

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Recurrent MLP & Infrastructure Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period* and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical (5% return before
			Actual		expenses)
	Fund’s	Beginning
	Annualized	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Expense Ratio	Value	Account Value	During Period	Account Value	During Period
Class I:
Recurrent MLP & Infrastructure Fund*	1.25%	$1,000.00	$1,095.10	$6.49	$1,018.60	$6.26

*	Expense information is equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-RECURRENT (1-833-732-8773) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its report on Form N-Q’s successor form, Form N-PORT. Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-Q and Form N-PORT are available without charge, upon request, by calling 1-833-RECURRENT (1-833-732-8773).

INVESTMENT ADVISOR
Recurrent Investment Advisors, LLC
3801 Kirby Drive, Suite 654
Houston, TX 77098

ADMINISTRATOR
Gemini Fund Services, LLC
17645 Wright Street, Ste. 200
Omaha, NE 68130

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer

Date 7/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer

Date 7/8/19

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 7/8/19